INVESTMENTS - Narrative (Details) $ in Thousands	Dec. 31, 2025 USD ($) position	Dec. 31, 2024 USD ($) position
Investments [Abstract]
Securities in an unrealized loss position (in number of positions) | position	166	297
Fair value | $	$ 267,627	$ 531,621
Gross unrealized loss | $	$ 13,314	$ 27,742
Securities in a continuous unrealized loss position (in number of positions) | position	131	207
A-rated or better (in number of positions)	88.00%
Below investment grade or not rated (in number of positions)	0.00%